Mortgage Servicing Rights - Sensitivity to Changes in Interest Rates of the Fair Value of MSR Portfolio and Related Derivative Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Down | Derivative instrument hedges
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value 100 basis points change	$ 397	$ 325
Fair value 50 basis points change	188	147
Fair value 25 basis points change	89	69
Down | Net sensitivity
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value 100 basis points change	28	15
Fair value 50 basis points change	12	3
Fair value 25 basis points change	3	0
Down | MSR portfolio
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value 100 basis points change	(369)	(310)
Fair value 50 basis points change	(176)	(144)
Fair value 25 basis points change	(86)	(69)
Up | Derivative instrument hedges
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value 100 basis points change	(297)	(220)
Fair value 50 basis points change	(153)	(118)
Fair value 25 basis points change	(79)	(61)
Up | Net sensitivity
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value 100 basis points change	(13)	(3)
Fair value 50 basis points change	2	2
Fair value 25 basis points change	2	2
Up | MSR portfolio
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value 100 basis points change	284	217
Fair value 50 basis points change	155	120
Fair value 25 basis points change	$ 81	$ 63